Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
Series A, Preferred stock; par value	$ 0.00	$ 0.00
Series A, Preferred stock; shares authorized	100	100
Series A, Preferred stock; shares issued	0	0
Series A, Preferred stock; shares outstanding	0	0
Series B, Preferred stock; par value	$ 0.00	$ 0.00
Series B, Preferred stock; shares authorized	1,000,000	1,000,000
Series B, Preferred stock; shares issued	0	0
Series B, Preferred stock; shares outstanding	0	0
Common stock; par value	$ 0.001	$ 0.00
Common stock; shares authorized	500,000,000	500,000,000
Common stock; shares issued	88,650,000	88,650,000
Common stock; shares outstanding	88,650,000	88,650,000